Redeemable convertible preferred stock -Schedule of company's preferred stock (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025	Feb. 21, 2025	Feb. 20, 2025
Class of Stock [Line Items]
Conversion price		$ 16.23
Series A [Member]
Class of Stock [Line Items]
Issue Date	Aug. 22, 2013
Issue price	$ 0.27
Conversion price	0.27
Liquidation preference	$ 0.27
Shares issued	33,621,000
Series B [Member]
Class of Stock [Line Items]
Issue Date	Feb. 26, 2014
Issue price	$ 0.97
Conversion price	0.97
Liquidation preference	$ 0.97
Shares issued	17,586,000
Series C [Member]
Class of Stock [Line Items]
Issue Date	Apr. 10, 2015
Issue price	$ 2.17
Conversion price	2.17
Liquidation preference	$ 2.17
Shares issued	18,445,000
Series D [Member]
Class of Stock [Line Items]
Issue Date	May 17, 2016
Issue price	$ 2.76
Conversion price	2.76
Liquidation preference	$ 2.76
Shares issued	23,203,000
Series E [Member]
Class of Stock [Line Items]
Issue price	$ 16.23
Conversion price	16.23	$ 16.23	$ 16.23
Liquidation preference	$ 16.23
Shares issued	37,391,000		85,000	45,000
Series F [Member]
Class of Stock [Line Items]
Issue Date	May 09, 2022
Issue price	$ 42.14
Conversion price	42.14
Liquidation preference	$ 42.14
Shares issued	9,516,000